PGIM Income Builder Fund
Schedule of Investments as of July 31, 2019 (unaudited)
Description	Shares	Value
Long-Term Investments 97.8%
Affiliated Mutual Funds 11.6%
PGIM Short Duration High Yield Income Fund (Class R6)	2,296,795	$ 20,602,254
PGIM Total Return Bond Fund (Class R6)	1,810,713	26,744,237

Total Affiliated Mutual Funds (cost $45,761,518)		47,346,491
Common Stocks 36.9%
Aerospace & Defense 1.0%
Boeing Co. (The)	3,159	1,077,787
Lockheed Martin Corp.	4,306	1,559,504
Safran SA (France)	10,521	1,509,409
		4,146,700
Banks 1.2%
Bank of America Corp.	50,779	1,557,900
BB&T Corp.	39,118	2,015,750
JPMorgan Chase & Co.	12,215	1,416,940
		4,990,590
Beverages 0.3%
Keurig Dr. Pepper, Inc.	49,311	1,387,612
Capital Markets 0.1%
CME Group, Inc.	1,289	250,607
Moelis & Co. (Class A Stock)	8,822	321,474
		572,081
Chemicals 0.2%
Akzo Nobel NV (Netherlands)	9,088	856,877
Hexion Holdings Corp. (Class B Stock)*	3,950	44,438
		901,315
Commercial Services & Supplies 0.2%
Republic Services, Inc.	7,089	628,440
Communications Equipment 0.8%
Cisco Systems, Inc.	30,830	1,707,982
Nokia OYJ (Finland), ADR	281,382	1,522,277
		3,230,259

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Consumer Finance 0.3%
American Express Co.	10,104	$ 1,256,635
Diversified Telecommunication Services 0.4%
AT&T, Inc.	39,086	1,330,878
Verizon Communications, Inc.	6,718	371,304
		1,702,182
Electric Utilities 1.1%
Edison International	25,426	1,895,254
Entergy Corp.	7,465	788,453
Exelon Corp.	27,767	1,251,181
GenOn Energy Holdings, Inc. (Class A Stock)^*	1,854	346,698
Keycon Power Holdings LLC^	350	106,750
		4,388,336
Entertainment 0.3%
Walt Disney Co. (The)	9,370	1,340,004
Equity Real Estate Investment Trusts (REITs) 10.1%
Activia Properties, Inc. (Japan)	105	481,732
American Tower Corp.	2,865	606,291
Americold Realty Trust	17,813	597,270
Apple Hospitality REIT, Inc.	164,305	2,581,232
Boston Properties, Inc.	8,572	1,139,647
CareTrust REIT, Inc.	23,471	545,231
Crown Castle International Corp.	3,791	505,189
DiamondRock Hospitality Co.	181,290	1,825,590
Essential Properties Realty Trust, Inc.	52,231	1,103,119
Frasers Centrepoint Trust (Singapore)	21,556	40,908
Frasers Logistics & Industrial Trust (Singapore)	1,527,658	1,333,260
Green REIT PLC (Ireland)	656,100	1,301,957
Host Hotels & Resorts, Inc.	65,838	1,144,923
Invincible Investment Corp. (Japan)	1,921	1,102,833
Japan Hotel REIT Investment Corp. (Japan)	598	498,522
Kenedix Retail REIT Corp. (Japan)	337	805,801
Keppel REIT (Singapore)	954,652	860,275
LaSalle Logiport REIT (Japan)	473	592,053
Mapletree Logistics Trust (Singapore)	936,126	1,048,002
Medical Properties Trust, Inc.	136,159	2,382,783
MGM Growth Properties LLC (Class A Stock)	85,068	2,540,131
New Senior Investment Group, Inc.	372,098	2,653,059
Omega Healthcare Investors, Inc.	9,208	334,250

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Prologis, Inc.	16,255	$ 1,310,316
QTS Realty Trust, Inc. (Class A Stock)	13,258	613,580
Spirit Realty Capital, Inc.	44,150	1,947,898
STAG Industrial, Inc.	64,006	1,902,258
STORE Capital Corp.	16,851	576,473
Taubman Centers, Inc.	67,738	2,744,744
Tritax Big Box REIT PLC (United Kingdom)	314,000	584,455
VICI Properties, Inc.	88,124	1,880,566
Weingarten Realty Investors	83,478	2,329,871
Welltower, Inc.	15,233	1,266,167
		41,180,386
Food & Staples Retailing 0.2%
Walmart, Inc.	9,001	993,530
Food Products 0.3%
Mondelez International, Inc. (Class A Stock)	21,682	1,159,770
Health Care Equipment & Supplies 0.6%
Abbott Laboratories	20,326	1,770,394
Zimmer Biomet Holdings, Inc.	6,105	824,969
		2,595,363
Hotels, Restaurants & Leisure 0.5%
McDonald’s Corp.	9,647	2,032,816
Household Products 0.2%
Procter & Gamble Co. (The)	8,078	953,527
Independent Power & Renewable Electricity Producers 0.4%
NextEra Energy Partners LP	29,636	1,441,495
Industrial Conglomerates 0.2%
Honeywell International, Inc.	4,340	748,476
Insurance 0.9%
Chubb Ltd.	13,927	2,128,603
MetLife, Inc.	27,707	1,369,280
		3,497,883

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Metals & Mining 0.2%
Anglo American PLC (South Africa)	39,206	$ 962,513
Mortgage Real Estate Investment Trusts (REITs) 0.4%
MFA Financial, Inc.	148,217	1,064,198
Starwood Property Trust, Inc.	21,666	503,301
		1,567,499
Multi-Utilities 0.2%
Dominion Energy, Inc.	9,436	701,000
Oil, Gas & Consumable Fuels 10.9%
Antero Midstream Corp.(a)	82,969	756,677
BP PLC (United Kingdom), ADR	45,722	1,816,992
Buckeye Partners LP, MLP	12,564	524,296
Cheniere Energy Partners LP, MLP	45,368	2,046,551
Crestwood Equity Partners LP, MLP	17,945	672,758
Enable Midstream Partners LP, MLP	45,373	632,046
Enbridge, Inc. (Canada)	48,508	1,620,119
Energy Transfer LP, MLP	220,524	3,171,135
EnLink Midstream LLC, UTS	90,049	864,470
Enterprise Products Partners LP, MLP	111,489	3,356,934
EQM Midstream Partners LP, MLP	13,940	536,829
Equitrans Midstream Corp.	10,158	168,521
Frontera Energy Corp. (Colombia)	2,232	22,840
Gibson Energy, Inc. (Canada)	67,194	1,164,363
Kinder Morgan, Inc.	138,984	2,865,850
Magellan Midstream Partners LP, MLP	13,248	876,223
MPLX LP, MLP	64,226	1,885,033
Noble Midstream Partners LP, MLP	13,282	411,609
ONEOK, Inc.	48,804	3,420,184
Pembina Pipeline Corp. (Canada)	56,296	2,042,982
Plains All American Pipeline LP, MLP	108,266	2,574,566
Plains GP Holdings LP (Class A Stock)*	8,821	213,115
Rattler Midstream LP*	23,934	443,736
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	23,721	1,491,814
Tallgrass Energy LP	80,797	1,548,879
Targa Resources Corp.	57,135	2,223,123
TC Energy Corp. (Canada)	23,835	1,167,008
Western Midstream Partners LP, MLP	21,462	579,474
Williams Cos., Inc. (The)	209,757	5,168,413
		44,266,540

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Pharmaceuticals 1.2%
AstraZeneca PLC (United Kingdom), ADR	53,601	$ 2,326,819
Elanco Animal Health, Inc.*	26,152	861,970
Merck & Co., Inc.	19,118	1,586,603
		4,775,392
Real Estate Management & Development 0.4%
LEG Immobilien AG (Germany)	4,350	503,165
New World Development Co. Ltd. (Hong Kong)	363,665	513,851
Sun Hung Kai Properties Ltd. (Hong Kong)	28,579	462,179
		1,479,195
Road & Rail 0.3%
Union Pacific Corp.	7,238	1,302,478
Semiconductors & Semiconductor Equipment 1.8%
Advanced Micro Devices, Inc.*(a)	46,047	1,402,131
Broadcom, Inc.	2,672	774,853
Intel Corp.	17,772	898,375
Lam Research Corp.	5,830	1,216,196
Marvell Technology Group Ltd.	35,022	919,678
QUALCOMM, Inc.	31,224	2,284,348
		7,495,581
Software 0.3%
Microsoft Corp.	9,116	1,242,237
Specialty Retail 0.9%
Foot Locker, Inc.	17,345	712,186
Lowe’s Cos., Inc.	7,565	767,091
Ross Stores, Inc.	19,194	2,035,140
		3,514,417
Tobacco 0.6%
Philip Morris International, Inc.	26,504	2,215,999
Transportation Infrastructure 0.2%
Atlantia SpA (Italy)	36,808	944,506

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Wireless Telecommunication Services 0.2%
Tele2 AB (Sweden) (Class B Stock)	47,861	$ 685,146

Total Common Stocks (cost $133,994,007)		150,299,903
Exchange-Traded Funds 10.1%
Invesco Preferred ETF	1,375,288	20,505,544
SPDR Bloomberg Barclays Convertible Securities ETF	383,042	20,542,543

Total Exchange-Traded Funds (cost $38,218,647)		41,048,087
Preferred Stocks 3.2%
Electric Utilities 0.2%
American Electric Power Co., Inc., CVT, 6.125%	15,812	861,438
Equity Real Estate Investment Trusts (REITs) 2.3%
American Homes 4 Rent	46,967	1,270,457
EPR Properties (Class G Stock)	39,406	996,184
Investors Real Estate Trust	28,310	728,416
Monmouth Real Estate Investment Corp.	40,207	1,001,154
Pebblebrook Hotel Trust	27,788	754,444
PS Business Parks, Inc.	29,203	734,456
Public Storage (Class W Stock)	38,525	968,904
Public Storage (Class X Stock)	38,625	972,191
UMH Properties, Inc.	19,593	503,932
Vornado Realty Trust	54,628	1,379,903
		9,310,041
Health Care Equipment & Supplies 0.4%
Danaher Corp., Series A, CVT, 4.750%	1,513	1,717,104
Multi-Utilities 0.3%
Sempra Energy, Series A, CVT, 6.000%	10,352	1,150,728
Total Preferred Stocks (cost $12,113,145)		13,039,311

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities 2.1%
Collateralized Loan Obligations
Ballyrock CLO Ltd. (Cayman Islands), Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.350%	3.653%(c)	10/15/28	675	$ 674,765
Battalion CLO Ltd. (Cayman Islands), Series 2016-10A, Class A1R, 144A, 3 Month LIBOR + 1.250%	3.533(c)	01/24/29	500	499,740
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2015-VIIA, Class A1AR, 144A, 3 Month LIBOR + 0.780%	3.080(c)	07/18/27	500	498,319
Catamaran CLO Ltd. (Cayman Islands), Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.850%	3.106(c)	01/27/28	750	745,293
CBAM Ltd. (Cayman Islands), Series 2018-06A, Class A, 144A, 3 Month LIBOR + 0.940%	3.243(c)	07/15/31	500	498,824
JMP Credit Advisors CLO Ltd. (Cayman Islands), Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.280%	—(p)	07/17/29	500	500,000
Mountain View CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.440%	4.058(c)	04/15/29	650	650,914
Ocean Trails CLO Ltd. (Cayman Islands), Series 2019-07A, Class A1, 144A, 3 Month LIBOR + 1.400%	3.942(c)	04/17/30	500	500,457
OCP CLO Ltd. (Cayman Islands), Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 0.800%	3.103(c)	07/15/27	500	499,325
Regatta Funding LP (Cayman Islands), Series 2013-02A, Class A1R2, 144A, 3 Month LIBOR + 1.250%	3.553(c)	01/15/29	500	499,796
Silvermore CLO Ltd. (Cayman Islands), Series 2014-01A, Class A1R, 144A, 3 Month LIBOR + 1.170%	3.688(c)	05/15/26	204	203,847
Sound Point CLO Ltd. (Cayman Islands), Series 2016-02A, Class AR, 144A, 3 Month LIBOR + 1.290%	3.568(c)	10/20/28	250	249,982
TICP CLO Ltd. (Cayman Islands), Series 2016-06A, Class AR, 144A, 3 Month LIBOR + 1.200%	3.503(c)	01/15/29	500	498,248
Trinitas CLO Ltd. (Cayman Islands), Series 2016-05A, Class AR, 144A, 3 Month LIBOR + 1.390%	3.666(c)	10/25/28	500	499,750

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Venture CLO Ltd. (Cayman Islands), Series 2016-24A, Class A1D, 144A, 3 Month LIBOR + 1.420%	3.698%(c)	10/20/28	350	$ 350,143
Wellfleet CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR3, 144A, 3 Month LIBOR + 1.280%	3.558(c)	07/20/29	500	499,746
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 0.910%	3.188(c)	04/20/28	350	347,623

Zais CLO Ltd. (Cayman Islands), Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.200%	3.478(c)	07/20/31	500	492,176

Total Asset-Backed Securities (cost $8,724,145)				8,708,948
Bank Loans 0.1%
Electric 0.1%
Heritage Power LLC, Term Loan, ^	—(p)	07/31/26	275	269,500
				269,500
Oil & Gas 0.0%
Citgo Petroleum Corp.,
2019 Incremental Term B Loan	7.319(c)	03/27/24	100	99,812
Term B Loan	6.819(c)	07/29/21	99	99,478
				199,290

Total Bank Loans (cost $465,566)				468,790
Convertible Bond 0.2%
Insurance
AXA SA (France), Sr. Unsec’d. Notes, 144A (cost $635,655)	7.250	05/15/21	623	671,691

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds 19.7%
Advertising 0.1%
National CineMedia LLC, Sr. Unsec’d. Notes	5.750%	08/15/26	225	$ 216,000
Aerospace & Defense 0.4%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.500	12/01/24	1,200	1,237,140
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	50	50,844
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	375	379,687
Sr. Unsec’d. Notes, 144A	8.750	12/01/21	25	27,250

TransDigm, Inc., Gtd. Notes	6.375	06/15/26	50	50,923
				1,745,844
Agriculture 0.1%
JBS Investments II GmbH, Gtd. Notes, 144A	5.750	01/15/28	200	203,180
Vector Group Ltd., Sr. Sec’d. Notes, 144A	6.125	02/01/25	275	260,582
				463,762
Auto Manufacturers 0.3%
Allison Transmission, Inc., Sr. Unsec’d. Notes, 144A	4.750	10/01/27	50	50,063
Ford Motor Co.,
Sr. Unsec’d. Notes	4.750	01/15/43	150	130,407
Sr. Unsec’d. Notes	5.291	12/08/46	550	509,181

General Motors Co., Sr. Unsec’d. Notes	5.000	10/01/28	250	264,261
Navistar International Corp., Gtd. Notes, 144A	6.625	11/01/25	325	333,531
				1,287,443
Auto Parts & Equipment 0.4%
Adient Global Holdings Ltd., Gtd. Notes, 144A	4.875	08/15/26	400	306,000
American Axle & Manufacturing, Inc.,
Gtd. Notes	6.250	04/01/25	150	150,375
Gtd. Notes	6.250	03/15/26	300	298,875
Gtd. Notes(a)	6.500	04/01/27	200	200,000

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Auto Parts & Equipment (cont’d.)

Cooper-Standard Automotive, Inc., Gtd. Notes, 144A(a)	5.625%	11/15/26		225	$ 204,187
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A	5.750	04/15/25		225	227,812
Gtd. Notes, 144A	6.500	06/01/26		200	208,500

Titan International, Inc., Sr. Sec’d. Notes	6.500	11/30/23		125	109,063
					1,704,812
Banks 0.6%
Banque Centrale de Tunisie International Bond (Tunisia),
Sr. Unsec’d. Notes	5.750	01/30/25		200	185,670
Sr. Unsec’d. Notes	6.750	10/31/23	EUR	200	228,064
Sr. Unsec’d. Notes, 144A	6.375	07/15/26	EUR	100	110,736

BBVA Bancomer SA/Texas (Mexico), Sub. Notes, 144A	6.750	09/30/22		200	215,500
CIT Group, Inc., Sub. Notes	6.125	03/09/28		250	288,125
Development Bank of the Republic of Belarus JSC (Belarus), Sr. Unsec’d. Notes, 144A	6.750	05/02/24		220	230,450
State Savings Bank of Ukraine Via SSB #1 PLC (Ukraine), Sr. Unsec’d. Notes	9.625(cc)	03/20/25		200	210,600
TC Ziraat Bankasi AS (Turkey), Sr. Unsec’d. Notes, 144A, MTN	5.125	09/29/23		200	183,879
Vnesheconombank Via VEB Finance PLC (Russia), Sr. Unsec’d. Notes	5.942	11/21/23		400	432,195
VTB Bank OJSC Via VTB Capital SA (Russia), Sub. Notes	6.950	10/17/22		200	212,534
					2,297,753
Beverages 0.0%
Cott Holdings, Inc. (Canada), Gtd. Notes, 144A	5.500	04/01/25		150	153,750
Building Materials 0.4%
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	5.700	01/11/25		200	205,250

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Building Materials (cont’d.)
Cornerstone Building Brands, Inc., Gtd. Notes, 144A(a)	8.000%	04/15/26	250	$ 243,750
Griffon Corp., Gtd. Notes	5.250	03/01/22	180	179,325
Masonite International Corp.,
Gtd. Notes, 144A	5.375	02/01/28	70	71,805
Gtd. Notes, 144A	5.750	09/15/26	100	104,250

Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.750	01/15/28	200	197,684
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes, 144A	6.500	03/15/27	225	237,938
U.S. Concrete, Inc., Gtd. Notes	6.375	06/01/24	375	390,000
				1,630,002
Chemicals 1.1%
Alpha 2 BV (Germany), Sr. Unsec’d. Notes, 144A, Cash coupon 8.750% or PIK 9.500%	8.750	06/01/23	225	221,062
Alpha 3 BV/Alpha US Bidco, Inc. (United Kingdom), Gtd. Notes, 144A	6.250	02/01/25	200	197,500
Ashland LLC, Gtd. Notes	6.875	05/15/43	250	271,875
Chemours Co. (The),
Gtd. Notes	5.375	05/15/27	125	110,000
Gtd. Notes	7.000	05/15/25	185	181,460
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes	3.875	06/19/29	200	201,684
Gtd. Notes	4.875	03/14/25	340	364,786

Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A	6.750	08/15/24	210	193,725
Eurochem Finance DAC (Switzerland), Gtd. Notes, 144A	5.500	03/13/24	200	211,876
Hexion, Inc., Gtd. Notes, 144A	7.875	07/15/27	130	128,700
Mexichem SAB de CV (Mexico), Gtd. Notes, 144A	5.500	01/15/48	225	226,125
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250	06/01/27	500	521,385
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250	04/01/25	350	331,625

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)

Sasol Financing USA LLC (South Africa), Gtd. Notes	5.875%	03/27/24	200	$ 214,308
Starfruit Finco BV/Starfruit US Holdco LLC (Netherlands), Sr. Unsec’d. Notes, 144A	8.000	10/01/26	150	148,500
Syngenta Finance NV (Switzerland), Gtd. Notes	5.182	04/24/28	200	209,897
TPC Group, Inc., Sr. Sec’d. Notes, 144A	10.500	08/01/24	100	105,539
Tronox Finance PLC, Gtd. Notes, 144A	5.750	10/01/25	190	178,838
Tronox, Inc., Gtd. Notes, 144A	6.500	04/15/26	160	153,216
Venator Finance Sarl/Venator Materials LLC, Gtd. Notes, 144A	5.750	07/15/25	160	141,200
				4,313,301
Coal 0.0%
Warrior Met Coal, Inc., Sr. Sec’d. Notes, 144A	8.000	11/01/24	113	118,082
Commercial Services 0.7%
Laureate Education, Inc., Gtd. Notes, 144A	8.250	05/01/25	350	380,625
Refinitiv US Holdings, Inc.,
Gtd. Notes, 144A	8.250	11/15/26	720	796,680
Sr. Sec’d. Notes, 144A	6.250	05/15/26	285	306,375
United Rentals North America, Inc.,
Gtd. Notes	4.875	01/15/28	825	841,409
Gtd. Notes	5.250	01/15/30	225	230,159
Gtd. Notes	5.500	05/15/27	150	157,688

Verscend Escrow Corp., Sr. Unsec’d. Notes, 144A	9.750	08/15/26	125	133,254
				2,846,190
Computers 0.3%
Banff Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	9.750	09/01/26	855	760,950
Everi Payments, Inc., Gtd. Notes, 144A	7.500	12/15/25	200	210,500

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Computers (cont’d.)
MTS Systems Corp., Gtd. Notes, 144A	5.750%	08/15/27	40	$ 41,100
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Unsec’d. Notes, 144A	6.750	06/01/25	110	113,437
Sr. Unsec’d. Notes, 144A	6.750	06/01/25	75	77,344
				1,203,331
Distribution/Wholesale 0.1%
Anixter, Inc., Gtd. Notes	6.000	12/01/25	150	163,500
H&E Equipment Services, Inc., Gtd. Notes	5.625	09/01/25	100	102,750
				266,250
Diversified Financial Services 0.5%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26	100	104,500
Sr. Unsec’d. Notes, 144A	9.750	07/15/27	225	234,844

Fairstone Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.875	07/15/24	60	61,800
LPL Holdings, Inc., Gtd. Notes, 144A	5.750	09/15/25	150	155,625
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A	9.125	07/15/26	660	691,350
Springleaf Finance Corp.,
Gtd. Notes	6.625	01/15/28	125	135,312
Gtd. Notes	7.125	03/15/26	625	701,953

VFH Parent LLC/Orchestra Co-Issuer, Inc., Sec’d. Notes, 144A	6.750	06/15/22	50	51,500
				2,136,884
Electric 1.3%
Calpine Corp.,
Sr. Unsec’d. Notes	5.500	02/01/24	175	175,000
Sr. Unsec’d. Notes	5.750	01/15/25	1,100	1,094,170

Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes	5.750	02/14/42	200	211,752
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN	6.350	08/10/28	400	427,665

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Eskom Holdings SOC Ltd. (South Africa), (cont’d.)
Sr. Unsec’d. Notes	5.750%	01/26/21	340	$ 340,850
Sr. Unsec’d. Notes	7.125	02/11/25	200	207,500
Sr. Unsec’d. Notes, EMTN	6.750	08/06/23	400	412,556
Sr. Unsec’d. Notes, MTN	8.450	08/10/28	460	507,405
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders,
Gtd. Notes, 144A	9.000	12/01/23	32	32,786
Sub. Notes, 144A, Cash coupon 13.000% or PIK N/A	13.000	06/01/24	84	85,650

Listrindo Capital BV (Indonesia), Gtd. Notes, 144A	4.950	09/14/26	200	200,100
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	100	106,500
Gtd. Notes	6.625	01/15/27	100	106,619
Gtd. Notes, 144A	5.250	06/15/29	50	52,750

Perusahaan Listrik Negara PT (Indonesia), Sr. Unsec’d. Notes, 144A, MTN(a)	5.450	05/21/28	420	475,552
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27	285	291,769
Gtd. Notes, 144A	5.500	09/01/26	100	104,750
Sr. Unsec’d. Notes, 144A	5.625	02/15/27	325	342,875
				5,176,249
Electronics 0.1%
Itron, Inc., Gtd. Notes, 144A	5.000	01/15/26	50	51,063
Sensata Technologies BV, Gtd. Notes, 144A	5.000	10/01/25	150	157,872
				208,935
Energy-Alternate Sources 0.0%
Neerg Energy Ltd. (Mauritius), Sr. Sec’d. Notes	6.000	02/13/22	200	197,800
Engineering & Construction 0.2%
AECOM,
Gtd. Notes	5.125	03/15/27	275	288,063
Gtd. Notes	5.875	10/15/24	75	81,000

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Engineering & Construction (cont’d.)

GMR Hyderabad International Airport Ltd. (India), Sr. Sec’d. Notes	4.250%	10/27/27	200	$ 184,511
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	4.250	10/31/26	200	199,252
TopBuild Corp., Gtd. Notes, 144A	5.625	05/01/26	225	230,344
				983,170
Entertainment 0.6%
AMC Entertainment Holdings, Inc.,
Gtd. Notes	5.750	06/15/25	100	94,468
Gtd. Notes	5.875	11/15/26	325	294,937

Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A	5.250	10/15/25	400	399,120
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26	75	77,063
International Game Technology PLC, Sr. Sec’d. Notes, 144A	6.500	02/15/25	350	383,250
Jacobs Entertainment, Inc., Sec’d. Notes, 144A	7.875	02/01/24	175	185,937
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/27	225	228,487
Scientific Games International, Inc.,
Gtd. Notes	6.250	09/01/20	50	50,063
Gtd. Notes	6.625	05/15/21	500	506,250
Gtd. Notes, 144A	8.250	03/15/26	100	107,028
Sr. Sec’d. Notes, 144A	5.000	10/15/25	125	127,812

Twin River Worldwide Holdings, Inc., Sr. Unsec’d. Notes, 144A	6.750	06/01/27	75	78,188
				2,532,603
Foods 0.4%
B&G Foods, Inc., Gtd. Notes	5.250	04/01/25	100	99,500
JBS Investments GmbH, Gtd. Notes, 144A	6.250	02/05/23	200	203,502
JBS USA LUX SA/JBS USA Finance, Inc., Gtd. Notes, 144A	5.750	06/15/25	250	258,125
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A	6.500	04/15/29	145	155,694
Sr. Unsec’d. Notes, 144A	5.500	01/15/30	225	225,000

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Foods (cont’d.)

Pilgrim’s Pride Corp., Gtd. Notes, 144A	5.875%	09/30/27	325	$ 341,250
Post Holdings, Inc.,
Gtd. Notes, 144A	5.500	12/15/29	125	126,406
Gtd. Notes, 144A	5.625	01/15/28	300	308,625
				1,718,102
Gas 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25	50	52,500
Sr. Unsec’d. Notes	5.750	05/20/27	225	236,250
Sr. Unsec’d. Notes	5.875	08/20/26	350	371,000
				659,750
Healthcare-Services 0.9%
CHS/Community Health Systems, Inc., Sec’d. Notes, 144A(a)	8.125	06/30/24	327	248,520
Hadrian Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	8.500	05/01/26	150	144,187
HCA, Inc.,
Gtd. Notes	5.375	02/01/25	495	535,323
Gtd. Notes	5.625	09/01/28	50	55,135
Gtd. Notes	5.875	02/01/29	75	83,719

MEDNAX, Inc., Gtd. Notes, 144A(a)	6.250	01/15/27	550	545,060
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A	9.750	12/01/26	500	530,625
Surgery Center Holdings, Inc.,
Gtd. Notes, 144A	6.750	07/01/25	75	66,563
Gtd. Notes, 144A	10.000	04/15/27	150	148,125
Tenet Healthcare Corp.,
Sec’d. Notes, 144A	6.250	02/01/27	175	181,650
Sr. Unsec’d. Notes(a)	6.750	06/15/23	450	461,812
Sr. Unsec’d. Notes	7.000	08/01/25	150	149,625
Sr. Unsec’d. Notes	8.125	04/01/22	300	320,625
				3,470,969
Home Builders 0.8%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	6.750	08/01/25	225	218,812

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)
Ashton Woods USA LLC/Ashton Woods Finance Co., (cont’d.)
Sr. Unsec’d. Notes, 144A	9.875%	04/01/27	150	$ 159,000
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	100	91,500
Gtd. Notes	6.750	03/15/25	225	222,750

Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.375	05/15/25	150	151,875
Century Communities, Inc., Sr. Unsec’d. Notes, 144A	6.750	06/01/27	200	206,750
KB Home,
Gtd. Notes	6.875	06/15/27	25	27,344
Gtd. Notes	7.000	12/15/21	125	134,375

Lennar Corp., Gtd. Notes	5.250	06/01/26	75	79,702
M/I Homes, Inc., Gtd. Notes	5.625	08/01/25	125	126,875
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	6.500	10/01/25	200	209,500
Sr. Unsec’d. Notes, 144A	6.875	12/15/23	75	77,813
Meritage Homes Corp.,
Gtd. Notes	5.125	06/06/27	275	285,312
Gtd. Notes	6.000	06/01/25	50	54,375

New Home Co., Inc. (The), Gtd. Notes	7.250	04/01/22	250	238,750
Taylor Morrison Communities, Inc.,
Gtd. Notes	6.625	05/15/22	75	77,588
Gtd. Notes, 144A	5.875	06/15/27	325	339,625
William Lyon Homes, Inc.,
Gtd. Notes	5.875	01/31/25	350	350,000
Gtd. Notes	7.000	08/15/22	150	150,225
Gtd. Notes, 144A	6.625	07/15/27	175	174,125
				3,376,296
Household Products/Wares 0.0%
Spectrum Brands, Inc., Gtd. Notes	5.750	07/15/25	125	129,494
Housewares 0.0%
Scotts Miracle-Gro Co. (The), Gtd. Notes	5.250	12/15/26	100	102,500

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Internet 0.1%
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes, 144A(a)	5.750%	01/15/27	525	$ 532,875
Iron/Steel 0.1%
Cleveland-Cliffs, Inc., Sr. Unsec’d. Notes, 144A	5.875	06/01/27	425	427,125
Lodging 0.0%
Interval Acquisition Corp., Gtd. Notes	5.625	04/15/23	50	50,750
Machinery-Diversified 0.1%
ATS Automation Tooling Systems, Inc. (Canada), Gtd. Notes, 144A	6.500	06/15/23	100	103,250
Cloud Crane LLC, Sec’d. Notes, 144A	10.125	08/01/24	300	321,000
RBS Global, Inc./Rexnord LLC, Gtd. Notes, 144A	4.875	12/15/25	50	50,750
				475,000
Media 1.2%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	420	431,046
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	350	362,687

Clear Channel Worldwide Holdings, Inc., Gtd. Notes, 144A	9.250	02/15/24	890	965,650
CSC Holdings LLC, Gtd. Notes, 144A	5.375	07/15/23	300	307,680
Cumulus Media New Holdings, Inc., Sr. Sec’d. Notes, 144A	6.750	07/01/26	100	102,125
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Sr. Sec’d. Notes, 144A	5.375	08/15/26	100	101,625
Sr. Unsec’d. Notes, 144A	6.625	08/15/27	110	112,406

DISH DBS Corp., Gtd. Notes(a)	7.750	07/01/26	1,300	1,274,000
Entercom Media Corp., Sec’d. Notes, 144A	6.500	05/01/27	65	68,738
Gray Television, Inc.,
Gtd. Notes, 144A	5.875	07/15/26	200	207,500
Sr. Unsec’d. Notes, 144A	7.000	05/15/27	70	76,562

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)

Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A	5.375%	08/15/27	50	$ 51,250
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Unsec’d. Notes, 144A	6.625	02/15/25	150	148,125
Sr. Unsec’d. Notes, 144A	6.875	02/15/23	215	218,225

Scripps Escrow, Inc., Sr. Unsec’d. Notes, 144A	5.875	07/15/27	50	50,510
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.875	03/15/26	75	77,929
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	5.125	05/15/23	150	148,920
Sr. Sec’d. Notes, 144A	5.125	02/15/25	200	194,750
				4,899,728
Metal Fabricate/Hardware 0.0%
TriMas Corp., Gtd. Notes, 144A	4.875	10/15/25	50	50,625
Zekelman Industries, Inc., Sr. Sec’d. Notes, 144A	9.875	06/15/23	100	105,375
				156,000
Mining 0.7%
Constellium SE, Gtd. Notes, 144A	5.875	02/15/26	250	259,375
Corp. Nacional del Cobre de Chile (Chile), Sr. Unsec’d. Notes	4.875	11/04/44	400	459,306
Eldorado Gold Corp. (Canada), Sec’d. Notes, 144A	9.500	06/01/24	200	206,000
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.500	03/01/24	250	240,505
Gtd. Notes, 144A	7.500	04/01/25	200	195,750

Freeport-McMoRan, Inc., Gtd. Notes	4.550	11/14/24	350	358,820
IAMGOLD Corp. (Canada), Gtd. Notes, 144A	7.000	04/15/25	215	225,750
Indonesia Asahan Aluminium Persero PT (Indonesia), Sr. Unsec’d. Notes	6.530	11/15/28	220	264,619
New Gold, Inc. (Canada),
Gtd. Notes, 144A	6.250	11/15/22	50	47,750
Gtd. Notes, 144A	6.375	05/15/25	100	86,500

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining (cont’d.)

Nexa Resources SA (Peru), Gtd. Notes, 144A	5.375%	05/04/27	210	$ 220,765
Novelis Corp.,
Gtd. Notes, 144A	5.875	09/30/26	150	155,437
Gtd. Notes, 144A	6.250	08/15/24	75	78,564
				2,799,141
Miscellaneous Manufacturing 0.1%
Amsted Industries, Inc., Gtd. Notes, 144A	5.625	07/01/27	50	52,125
FXI Holdings, Inc., Sr. Sec’d. Notes, 144A	7.875	11/01/24	175	157,500
				209,625
Oil & Gas 3.3%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875	12/15/24	700	245,000
Antero Resources Corp., Gtd. Notes(a)	5.000	03/01/25	400	357,928
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000	11/01/26	275	220,000
Sr. Unsec’d. Notes, 144A	10.000	04/01/22	276	272,550

Centennial Resource Production LLC, Gtd. Notes, 144A	5.375	01/15/26	75	69,375
Chesapeake Energy Corp., Gtd. Notes(a)	8.000	06/15/27	600	480,000
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	9.250	08/01/24	175	182,219
CNX Resources Corp.,
Gtd. Notes	5.875	04/15/22	180	171,513
Gtd. Notes, 144A	7.250	03/14/27	150	128,625

CrownRock LP/CrownRock Finance, Inc., Sr. Unsec’d. Notes, 144A	5.625	10/15/25	125	123,125
Denbury Resources, Inc., Sec’d. Notes, 144A	9.000	05/15/21	50	47,125
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	01/30/28	70	74,200
Extraction Oil & Gas, Inc.,
Gtd. Notes, 144A	5.625	02/01/26	325	239,856

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Extraction Oil & Gas, Inc., (cont’d.)
Gtd. Notes, 144A	7.375%	05/15/24	130	$105,625

Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, EMTN	8.625	04/28/34	365	504,227
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.000	12/01/24	50	47,875
Sr. Unsec’d. Notes, 144A	5.750	10/01/25	125	121,563
Sr. Unsec’d. Notes, 144A	6.250	11/01/28	150	145,500
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes	6.375	10/24/48	200	241,640
Sr. Unsec’d. Notes, 144A	6.375	10/24/48	400	483,280
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	6.375	01/30/23	450	429,750
Gtd. Notes, 144A	7.000	03/31/24	225	214,825

Nabors Industries, Inc., Gtd. Notes	5.750	02/01/25	450	393,750
Oil & Gas Holding Co. BSCC (The) (Bahrain), Sr. Unsec’d. Notes	8.375	11/07/28	200	234,002
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN	4.700	07/30/49	200	199,152
Sr. Unsec’d. Notes, MTN	6.500	11/07/48	400	505,446
Petrobras Global Finance BV (Brazil),
Gtd. Notes	5.999	01/27/28	128	139,776
Gtd. Notes	6.900	03/19/49	50	56,110
Gtd. Notes	7.375	01/17/27	663	783,467
Gtd. Notes	8.750	05/23/26	610	766,160
Petroleos de Venezuela SA (Venezuela),
First Lien, 144A	8.500	10/27/20	385	250,250
Sr. Unsec’d. Notes	5.375	04/12/27(d)	625	87,500
Sr. Unsec’d. Notes	6.000	05/16/24(d)	115	16,100
Sr. Unsec’d. Notes	6.000	11/15/26(d)	670	93,800
Sr. Unsec’d. Notes	9.000	11/17/21(d)	150	20,250
Sr. Unsec’d. Notes	9.750	05/17/35(d)	200	28,000
Petroleos Mexicanos (Mexico),
Gtd. Notes	5.375	03/13/22	100	101,850
Gtd. Notes	5.625	01/23/46	250	204,125
Gtd. Notes	6.350	02/12/48	804	701,651
Gtd. Notes	6.500	03/13/27	340	337,178
Gtd. Notes	6.500	01/23/29	130	127,043
Gtd. Notes	6.500	06/02/41	530	476,459
Gtd. Notes, MTN	6.875	08/04/26	220	224,257

Precision Drilling Corp. (Canada), Gtd. Notes, 144A(a)	7.125	01/15/26	275	261,250

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Range Resources Corp.,
Gtd. Notes(a)	4.875%	05/15/25	250	$ 210,000
Gtd. Notes	5.000	03/15/23	100	88,000
Gtd. Notes	5.875	07/01/22	135	126,900

Saka Energi Indonesia PT (Indonesia), Sr. Unsec’d. Notes, 144A	4.450	05/05/24	200	200,994
Sinopec Group Overseas Development 2012 Ltd. (China), Gtd. Notes(a)	4.875	05/17/42	400	470,044
Sinopec Group Overseas Development 2017 Ltd. (China), Gtd. Notes	4.000	09/13/47	200	209,465
State Oil Co. of the Azerbaijan Republic (Azerbaijan), Sr. Unsec’d. Notes, EMTN	4.750	03/13/23	200	209,190
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	5.500	02/15/26	100	103,750
Transocean Pontus Ltd., Sr. Sec’d. Notes, 144A	6.125	08/01/25	71	73,001
Transocean, Inc.,
Gtd. Notes, 144A	7.250	11/01/25	350	329,000
Gtd. Notes, 144A	7.500	01/15/26	100	94,750

Trinidad Petroleum Holdings Ltd. (Trinidad & Tobago), Sr. Sec’d. Notes, 144A	9.750	06/15/26	75	83,906
Valaris PLC,
Sr. Unsec’d. Notes	5.750	10/01/44	50	28,500
Sr. Unsec’d. Notes	7.750	02/01/26	275	200,750
WPX Energy, Inc.,
Sr. Unsec’d. Notes	5.250	09/15/24	100	100,500
Sr. Unsec’d. Notes	5.750	06/01/26	50	51,375
				13,493,502
Packaging & Containers 0.2%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, Cash coupon 7.125% or PIK 7.875%	7.125	09/15/23	400	412,000
ARD Securities Finance SARL (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon 8.750% or PIK 8.750%	8.750	01/31/23	218	225,381

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers (cont’d.)
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	7.250%	05/15/24	225	$ 237,492
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA, Gtd. Notes, 144A	7.000	07/15/24	125	129,375
				1,004,248
Pharmaceuticals 0.3%
Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27	85	93,615
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	6.125	04/15/25	400	411,500
Gtd. Notes, 144A	7.000	01/15/28	100	103,625
Gtd. Notes, 144A	7.250	05/30/29	110	114,332
Sr. Sec’d. Notes, 144A	5.750	08/15/27	35	36,837

Endo Dac/Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	6.000	02/01/25	200	120,000
NVA Holdings, Inc., Gtd. Notes, 144A	6.875	04/01/26	200	214,000
				1,093,909
Pipelines 0.6%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates), Sr. Sec’d. Notes	4.600	11/02/47	200	225,750
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes	5.375	09/15/24	50	48,125
Sr. Unsec’d. Notes, 144A	5.750	01/15/28	275	256,781

CNX Midstream Partners LP/CNX Midstream Finance Corp., Sr. Unsec’d. Notes, 144A	6.500	03/15/26	100	95,250
DCP Midstream Operating LP,
Gtd. Notes	5.125	05/15/29	100	103,000
Gtd. Notes, 144A	6.450	11/03/36	75	79,500
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	7.000	06/15/23	200	205,000
Sr. Unsec’d. Notes, 144A	7.000	08/01/27	140	140,350

NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	7.768	12/15/37	100	131,375

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	6.875%	04/15/40	300	$ 332,790
Sr. Unsec’d. Notes, 144A	7.500	07/15/38	100	114,330

Southern Gas Corridor CJSC (Azerbaijan), Gov’t. Gtd. Notes, 144A	6.875	03/24/26	250	293,683
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500	01/15/28	325	322,465
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes	5.125	02/01/25	75	77,250
Gtd. Notes	5.375	02/01/27	25	26,000
				2,451,649
Real Estate 0.3%
Country Garden Holdings Co. Ltd. (China), Sr. Sec’d. Notes	8.000	01/27/24	200	217,336
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	7.875	11/15/25	250	250,005
Forestar Group, Inc., Gtd. Notes, 144A	8.000	04/15/24	100	106,500
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25	200	204,500
Howard Hughes Corp. (The), Sr. Unsec’d. Notes, 144A	5.375	03/15/25	75	76,875
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	6.250	02/15/26	200	189,000
				1,044,216
Real Estate Investment Trusts (REITs) 0.1%
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes	4.500	09/01/26	100	102,650
Gtd. Notes	4.500	01/15/28	150	149,812
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	5.000	10/15/27	125	129,375
Gtd. Notes	5.250	08/01/26	75	78,000

Sabra Health Care LP, Gtd. Notes	5.125	08/15/26	50	52,336
				512,173

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail 0.9%
Brinker International, Inc., Gtd. Notes, 144A	5.000%	10/01/24	150	$ 153,000
CEC Entertainment, Inc., Gtd. Notes	8.000	02/15/22	375	355,312
Ferrellgas LP/Ferrellgas Finance Corp.,
Gtd. Notes	6.750	06/15/23	150	129,750
Sr. Unsec’d. Notes	6.500	05/01/21	75	66,000
Sr. Unsec’d. Notes	6.750	01/15/22	200	174,000
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes	8.625	06/15/20	450	326,250
Sr. Unsec’d. Notes	8.625	06/15/20	175	126,875
Golden Nugget, Inc.,
Gtd. Notes, 144A	8.750	10/01/25	350	366,625
Sr. Unsec’d. Notes, 144A	6.750	10/15/24	100	102,938
L Brands, Inc.,
Gtd. Notes	5.625	10/15/23	50	51,875
Gtd. Notes	6.750	07/01/36	225	197,438
Gtd. Notes	6.875	11/01/35	150	133,500

Michaels Stores, Inc., Gtd. Notes, 144A	8.000	07/15/27	150	145,125
PetSmart, Inc., Sr. Sec’d. Notes, 144A	5.875	06/01/25	334	330,192
Rite Aid Corp., Gtd. Notes, 144A	6.125	04/01/23	475	400,781
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625	12/01/25	450	446,625
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.500	06/01/24	150	153,000
Sr. Unsec’d. Notes	5.750	03/01/25	25	25,313

Superior Plus LP/Superior General Partner, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.000	07/15/26	125	131,875
				3,816,474
Software 0.2%
Dun & Bradstreet Corp. (The), Sr. Sec’d. Notes, 144A	6.875	08/15/26	165	175,882
Infor US, Inc., Gtd. Notes	6.500	05/15/22	295	300,162

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Software (cont’d.)
Informatica LLC, Sr. Unsec’d. Notes, 144A	7.125%	07/15/23	40	$ 40,750
RP Crown Parent LLC, Gtd. Notes, 144A	7.375	10/15/24	230	239,200
				755,994
Telecommunications 1.7%
C&W Senior Financing DAC (Ireland), Sr. Unsec’d. Notes, 144A	6.875	09/15/27	200	209,260
CenturyLink, Inc.,
Sr. Unsec’d. Notes	5.625	04/01/25	150	151,950
Sr. Unsec’d. Notes, Series P	7.600	09/15/39	180	167,850
Sr. Unsec’d. Notes, Series U	7.650	03/15/42	215	200,488

CommScope Technologies LLC, Gtd. Notes, 144A	6.000	06/15/25	330	300,300
CommScope, Inc., Gtd. Notes, 144A	8.250	03/01/27	150	147,750
Digicel Group One Ltd. (Jamaica), Sr. Sec’d. Notes, 144A	8.250	12/30/22	157	95,868
Digicel Group Two Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	8.250	09/30/22	98	19,600
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A	6.750	03/01/23	800	383,008
Sr. Unsec’d. Notes	6.000	04/15/21	200	137,500
Sr. Unsec’d. Notes, 144A	6.000	04/15/21	200	137,500

Embarq Corp., Sr. Unsec’d. Notes	7.995	06/01/36	350	340,375
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes, 144A	9.750	07/15/25	200	206,750
Iridium Communications, Inc., Sr. Unsec’d. Notes, 144A	10.250	04/15/23	175	189,875
MTN Mauritius Investments Ltd. (South Africa), Gtd. Notes, 144A	6.500	10/13/26	200	218,129
ORBCOMM, Inc., Sr. Sec’d. Notes, 144A	8.000	04/01/24	265	274,937
Sprint Capital Corp.,
Gtd. Notes	6.875	11/15/28	186	204,600
Gtd. Notes	8.750	03/15/32	455	564,769

Sprint Corp., Gtd. Notes	7.625	02/15/25	655	725,432
West Corp., Gtd. Notes, 144A	8.500	10/15/25	560	471,800

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)

Wind Tre SpA (Italy), Sr. Sec’d. Notes, 144A	5.000%	01/20/26		1,225	$ 1,213,056
Xplornet Communications, Inc. (Canada), Gtd. Notes, 144A, Cash coupon 9.625% or PIK 10.625%	9.625	06/01/22		427	435,825
					6,796,622
Transportation 0.2%
Kazakhstan Temir Zholy Finance BV (Kazakhstan), Gtd. Notes	6.950	07/10/42		200	256,348
Pelabuhan Indonesia III Persero PT (Indonesia), Sr. Unsec’d. Notes	4.875	10/01/24		200	215,000
XPO Logistics, Inc., Gtd. Notes, 144A	6.750	08/15/24		300	319,785
					791,133
Water 0.1%
Aegea Finance Sarl (Brazil), Gtd. Notes	5.750	10/10/24		200	207,752

Total Corporate Bonds (cost $79,621,957)					80,457,188
Sovereign Bonds 13.9%
1MDB Global Investments Ltd. (Malaysia), Sr. Unsec’d. Notes	4.400	03/09/23		1,000	966,000
Angolan Government International Bond (Angola),
Sr. Unsec’d. Notes	8.250	05/09/28		200	212,635
Sr. Unsec’d. Notes	9.375	05/08/48		200	220,650
Sr. Unsec’d. Notes	9.500	11/12/25		600	694,500

Argentina Bonar Bonds (Argentina), Unsec’d. Notes	8.750	05/07/24		250	221,655
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes	3.380(cc)	12/31/38	EUR	200	129,692
Sr. Unsec’d. Notes	3.750(cc)	12/31/38		180	107,370
Sr. Unsec’d. Notes	5.625	01/26/22		540	464,940
Sr. Unsec’d. Notes	6.875	01/11/48		75	56,700
Sr. Unsec’d. Notes	7.500	04/22/26		210	179,550
Sr. Unsec’d. Notes	7.820	12/31/33	EUR	1,170	1,098,909
Sr. Unsec’d. Notes	8.280	12/31/33		680	587,850

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Bahrain Government International Bond (Bahrain),
Sr. Unsec’d. Notes	6.750%	09/20/29		400	$ 444,580
Sr. Unsec’d. Notes	7.000	01/26/26		200	224,464
Sr. Unsec’d. Notes	7.000	10/12/28		200	226,000
Sr. Unsec’d. Notes	7.500	09/20/47		400	454,500

Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333	02/15/28		270	287,550
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes	5.625	01/07/41		150	166,802
Sr. Unsec’d. Notes	7.125	01/20/37		135	172,633
Sr. Unsec’d. Notes	8.250	01/20/34		773	1,065,781
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	6.125	01/18/41		225	280,409
Sr. Unsec’d. Notes	7.375	09/18/37		640	880,806
Sr. Unsec’d. Notes	10.375	01/28/33		200	314,000

Congolese International Bond (Congo (Republic)), Sr. Unsec’d. Notes	6.000(cc)	06/30/29		200	178,492
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes	4.250	01/26/23		400	396,504
Sr. Unsec’d. Notes	7.000	04/04/44		200	203,752
Sr. Unsec’d. Notes	7.158	03/12/45		200	206,752
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	5.875	04/18/24		630	674,919
Sr. Unsec’d. Notes	6.850	01/27/45		100	111,626
Sr. Unsec’d. Notes	7.450	04/30/44		760	895,858
Sr. Unsec’d. Notes, 144A	6.000	07/19/28		150	164,064
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes	7.950	06/20/24		200	208,000
Sr. Unsec’d. Notes	8.750	06/02/23		200	215,300
Sr. Unsec’d. Notes	8.875	10/23/27		420	433,125
Sr. Unsec’d. Notes	10.500	03/24/20		200	206,752
Sr. Unsec’d. Notes	10.750	03/28/22		400	442,504
Sr. Unsec’d. Notes	10.750	01/31/29		200	224,000
Sr. Unsec’d. Notes, 144A	7.875	01/23/28		200	196,000
Sr. Unsec’d. Notes, 144A	8.750	06/02/23		265	285,273
Sr. Unsec’d. Notes, 144A	8.875	10/23/27		200	206,250
Sr. Unsec’d. Notes, 144A	9.650	12/13/26		420	452,550
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes	7.903	02/21/48		200	207,650
Sr. Unsec’d. Notes, 144A	8.700	03/01/49		210	229,425
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/11/25	EUR	100	115,606
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/16/26	EUR	300	344,165
Sr. Unsec’d. Notes, 144A, MTN	6.375	04/11/31	EUR	220	258,079

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Egypt Government International Bond (Egypt), (cont’d.)
Sr. Unsec’d. Notes, 144A, MTN	7.600%	03/01/29		200	$ 214,124
Sr. Unsec’d. Notes, 144A, MTN	8.500	01/31/47		455	496,041
Sr. Unsec’d. Notes, EMTN	5.625	04/16/30	EUR	100	112,719
Sr. Unsec’d. Notes, MTN	7.600	03/01/29		200	214,124
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes	5.875	01/30/25		420	431,550
Sr. Unsec’d. Notes	7.625	02/01/41		300	324,003
Sr. Unsec’d. Notes	8.250	04/10/32		280	319,200

Emirate of Dubai Government International Bonds (United Arab Emirates), Sr. Unsec’d. Notes, EMTN	5.250	01/30/43		200	220,308
Ethiopia International Bond (Ethiopia), Sr. Unsec’d. Notes	6.625	12/11/24		200	207,588
Export Credit Bank of Turkey (Turkey),
Sr. Unsec’d. Notes	6.125	05/03/24		200	193,754
Sr. Unsec’d. Notes, 144A	5.000	09/23/21		200	195,406

Export-Import Bank of India (India), Sr. Unsec’d. Notes, 144A	3.375	08/05/26		200	201,037
Gabon Government International Bond (Gabon),
Bonds	6.375	12/12/24		400	397,000
Sr. Unsec’d. Notes	6.950	06/16/25		200	199,900
Ghana Government International Bond (Ghana),
Bank Gtd. Notes	10.750	10/14/30		200	253,476
Sr. Unsec’d. Notes	7.875	08/07/23		300	328,063
Sr. Unsec’d. Notes	8.125	01/18/26		400	431,209
Sr. Unsec’d. Notes, 144A	8.950	03/26/51		205	211,605
Hellenic Republic Government Bond (Greece),
Bonds	3.000(cc)	02/24/38	EUR	240	298,786
Bonds	3.000(cc)	02/24/39	EUR	75	93,169
Bonds	3.000(cc)	02/24/40	EUR	115	143,118

Honduras Government International Bond (Honduras), Sr. Unsec’d. Notes	7.500	03/15/24		400	441,004
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	7.625	03/29/41		328	519,530
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	5.350	02/11/49		200	241,795
Sr. Unsec’d. Notes	7.750	01/17/38		200	291,865
Sr. Unsec’d. Notes	8.500	10/12/35		220	333,851
Sr. Unsec’d. Notes, 144A	4.350	01/08/27		200	216,007
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	200	272,045
Sr. Unsec’d. Notes, EMTN	5.125	01/15/45		200	229,582

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Indonesia Government International Bond (Indonesia), (cont’d.)
Sr. Unsec’d. Notes, EMTN	5.250%	01/17/42		200	$ 231,197
Iraq International Bond (Iraq),
Sr. Unsec’d. Notes	5.800	01/15/28		500	496,250
Sr. Unsec’d. Notes	6.752	03/09/23		600	621,072
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	5.125	06/15/25	EUR	200	235,392
Sr. Unsec’d. Notes	6.375	03/03/28		200	200,722
Sr. Unsec’d. Notes	6.625	03/22/48	EUR	440	493,305
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes	7.875	07/28/45		200	253,502
Sr. Unsec’d. Notes	9.250	10/17/25		200	254,000
Jordan Government International Bond (Jordan),
Sr. Unsec’d. Notes	7.375	10/10/47		200	212,084
Sr. Unsec’d. Notes, 144A	7.375	10/10/47		200	212,084

Kazakhstan Government International Bond (Kazakhstan), Sr. Unsec’d. Notes, MTN	6.500	07/21/45		200	277,525
Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes	6.875	06/24/24		600	644,640
Sr. Unsec’d. Notes, 144A	8.000	05/22/32		200	212,113
Sr. Unsec’d. Notes, 144A	8.250	02/28/48		200	208,052
Lebanon Government International Bond (Lebanon),
Sr. Unsec’d. Notes	6.000	01/27/23		89	73,850
Sr. Unsec’d. Notes	6.650	04/22/24		120	97,500
Sr. Unsec’d. Notes	6.750	11/29/27		140	107,450
Sr. Unsec’d. Notes, EMTN	6.100	10/04/22		10	8,463
Sr. Unsec’d. Notes, EMTN	6.250	05/27/22		130	111,198
Sr. Unsec’d. Notes, GMTN	6.250	11/04/24		320	252,000
Sr. Unsec’d. Notes, GMTN	6.375	03/09/20		220	214,500
Sr. Unsec’d. Notes, GMTN	6.600	11/27/26		30	23,225
Sr. Unsec’d. Notes, GMTN	6.650	02/26/30		320	240,400
Sr. Unsec’d. Notes, MTN	6.400	05/26/23		100	82,766
Sr. Unsec’d. Notes, MTN	6.850	05/25/29		80	60,640
Sr. Unsec’d. Notes, MTN	8.250	04/12/21		91	84,899

Malaysia Sukuk Global Bhd (Malaysia), Sr. Unsec’d. Notes, 144A	4.080	04/27/46		250	283,385
Mexican Bonos (Mexico), Bonds, Series M30	10.000	11/20/36	MXN	1,800	113,383
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes, MTN	6.050	01/11/40		546	654,523
Sr. Unsec’d. Notes, MTN	6.750	09/27/34		203	260,246
Mongolia Government International Bond (Mongolia),
Sr. Unsec’d. Notes, EMTN	5.125	12/05/22		200	201,760

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Mongolia Government International Bond (Mongolia), (cont’d.)
Sr. Unsec’d. Notes, EMTN	8.750%	03/09/24		200	$ 226,744
Sr. Unsec’d. Notes, EMTN	10.875	04/06/21		200	221,500

Namibia International Bonds (Namibia), Sr. Unsec’d. Notes	5.250	10/29/25		200	203,824
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes	7.143	02/23/30		400	412,816
Sr. Unsec’d. Notes	7.625	11/21/25		200	222,464
Sr. Unsec’d. Notes	7.875	02/16/32		440	467,236
Sr. Unsec’d. Notes, 144A	7.696	02/23/38		200	206,370
Sr. Unsec’d. Notes, 144A	8.747	01/21/31		215	242,623
Sr. Unsec’d. Notes, EMTN	6.500	11/28/27		200	204,588
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes	4.750	06/15/26		630	604,800
Sr. Unsec’d. Notes	6.500	03/08/47		400	369,311
Sr. Unsec’d. Notes	6.750	01/17/48		200	188,284
Sr. Unsec’d. Notes, 144A	6.500	03/08/47		205	189,272

Pakistan Government International Bond (Pakistan), Sr. Unsec’d. Notes	6.875	12/05/27		400	416,080
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes	3.870	07/23/60		200	200,702
Sr. Unsec’d. Notes(a)	4.300	04/29/53		250	275,625
Sr. Unsec’d. Notes	6.700	01/26/36		155	212,739
Sr. Unsec’d. Notes	9.375	04/01/29		80	120,001

Papua New Guinea Government International Bond (Papua New Guinea), Sr. Unsec’d. Notes, 144A	8.375	10/04/28		200	216,000
Paraguay Government International Bond (Paraguay), Sr. Unsec’d. Notes	6.100	08/11/44		200	241,502
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes(a)	5.625	11/18/50		150	207,752
Sr. Unsec’d. Notes	6.550	03/14/37		485	687,492
Sr. Unsec’d. Notes	8.750	11/21/33		175	285,688
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes	3.950	01/20/40		100	112,349
Sr. Unsec’d. Notes	7.750	01/14/31		420	620,682
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes	4.000(cc)	05/01/20	EUR	30	32,214
Sr. Unsec’d. Notes	9.125	03/16/24		300	252,003
Sr. Unsec’d. Notes	9.950	06/09/21		620	551,490
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes	5.103	04/23/48		200	240,357
Sr. Unsec’d. Notes, 144A	4.817	03/14/49		355	410,912
Sr. Unsec’d. Notes, 144A	5.103	04/23/48		400	480,714

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)

Republic of Belarus International Bond (Belarus), Sr. Unsec’d. Notes	7.625%	06/29/27		225	$ 253,890
Republic of Cameroon International Bond (Cameroon), Sr. Unsec’d. Notes	9.500	11/19/25		200	217,193
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes	6.250	03/08/41		110	119,900
Sr. Unsec’d. Notes	6.300	06/22/48		200	214,448
Republic of Venezuela (Venezuela),
Sr. Unsec’d. Notes	7.000	03/31/38(d)		220	33,550
Sr. Unsec’d. Notes	7.750	10/13/19(d)		110	16,775
Sr. Unsec’d. Notes	9.000	05/07/23(d)		100	15,250
Sr. Unsec’d. Notes	11.950	08/05/31(d)		300	45,750
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes	5.125	06/15/48		200	222,000
Sr. Unsec’d. Notes, 144A, MTN	4.625	04/03/49	EUR	182	250,381
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	20	25,717
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	195	250,943
Sr. Unsec’d. Notes, MTN	4.625	04/03/49	EUR	83	114,185
Sr. Unsec’d. Notes, MTN	6.125	01/22/44		296	375,411
Russian Foreign Bond (Russia),
Sr. Unsec’d. Notes	5.100	03/28/35		200	217,275
Sr. Unsec’d. Notes	5.250	06/23/47		400	448,800
Sr. Unsec’d. Notes	5.625	04/04/42		200	236,503
Sr. Unsec’d. Notes	12.750	06/24/28		255	421,512
Sr. Unsec’d. Notes, 144A	5.100	03/28/35		200	217,275
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes	5.250	01/16/50		600	704,250
Sr. Unsec’d. Notes, 144A	5.250	01/16/50		230	269,963
Sr. Unsec’d. Notes, EMTN	5.000	04/17/49		200	226,902
Sr. Unsec’d. Notes, MTN	4.625	10/04/47		200	214,360

Senegal Government International Bond (Senegal), Sr. Unsec’d. Notes, 144A	6.750	03/13/48		200	191,884
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes	5.750	04/18/23		200	200,248
Sr. Unsec’d. Notes	6.250	07/27/21		550	559,605
Sr. Unsec’d. Notes	6.850	11/03/25		200	203,504
Sr. Unsec’d. Notes, 144A	5.750	04/18/23		200	200,248
Sr. Unsec’d. Notes, 144A	6.750	04/18/28		200	196,006
Sr. Unsec’d. Notes, 144A	6.850	03/14/24		265	272,288
Sr. Unsec’d. Notes, 144A	7.850	03/14/29		400	415,477

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Third Pakistan International Sukuk Co. Ltd. (The) (Pakistan),
Sr. Unsec’d. Notes	5.625%	12/05/22		520	$ 529,854
Sr. Unsec’d. Notes, 144A	5.625	12/05/22		200	203,790
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes	4.875	10/09/26		640	584,000
Sr. Unsec’d. Notes	5.200	02/16/26	EUR	200	231,086
Sr. Unsec’d. Notes	6.000	03/25/27		480	464,400
Sr. Unsec’d. Notes	6.000	01/14/41		200	175,496
Sr. Unsec’d. Notes	6.350	08/10/24		200	201,596
Sr. Unsec’d. Notes	6.750	05/30/40		200	191,337
Sr. Unsec’d. Notes	6.875	03/17/36		404	395,350
Sr. Unsec’d. Notes	7.250	12/23/23		200	209,999
Sr. Unsec’d. Notes	7.375	02/05/25		60	63,043
Sr. Unsec’d. Notes	7.625	04/26/29		400	419,600
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	—(p)	05/31/40		86	73,100
Sr. Unsec’d. Notes	7.750	09/01/20		170	175,301
Sr. Unsec’d. Notes	7.750	09/01/21		114	119,303
Sr. Unsec’d. Notes	7.750	09/01/23		265	283,285
Sr. Unsec’d. Notes	7.750	09/01/24		360	384,099
Sr. Unsec’d. Notes	7.750	09/01/25		610	644,587
Sr. Unsec’d. Notes	7.750	09/01/26		250	264,000
Sr. Unsec’d. Notes	7.750	09/01/27		100	105,512
Sr. Unsec’d. Notes	8.994	02/01/24		400	443,822
Sr. Unsec’d. Notes	9.750	11/01/28		535	624,612
Sr. Unsec’d. Notes, 144A	—(p)	05/31/40		35	29,750

Ukreximbank Via Biz Finance PLC (Ukraine), Sr. Unsec’d. Notes	9.625	04/27/22		100	104,937
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes	5.100	06/18/50		315	361,463
Sr. Unsec’d. Notes	7.625	03/21/36		255	369,753
Zambia Government International Bond (Zambia),
Sr. Unsec’d. Notes	8.500	04/14/24		200	143,480
Unsec’d. Notes	5.375	09/20/22		400	280,600

Total Sovereign Bonds (cost $53,669,018)					56,521,389

Total Long-Term Investments (cost $373,203,658)					398,561,798

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Short-Term Investments 3.8%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	7,522,603	$ 7,522,603
PGIM Institutional Money Market Fund (cost $7,904,954; includes $7,884,057 of cash collateral for securities on loan)(b)(w)	7,905,497	7,907,078

Total Short-Term Investments (cost $15,427,557)		15,429,681

TOTAL INVESTMENTS 101.6% (cost $388,631,215)		413,991,479
Liabilities in excess of other assets(z) (1.6)%		(6,710,318)

Net Assets 100.0%		$ 407,281,161

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ARS—Argentine Peso
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EGP—Egyptian Pound
EUR—Euro
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
RUB—Russian Ruble
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
ADR—American Depositary Receipt
CLO—Collateralized Loan Obligation
CVT—Convertible Security
EMTN—Euro Medium Term Note
ETF—Exchange-Traded Fund
GMTN—Global Medium Term Note
LIBOR—London Interbank Offered Rate
MLP—Master Limited Partnership
MTN—Medium Term Note
OJSC—Open Joint-Stock Company
OTC—Over-the-counter
PIK—Payment-in-Kind
REITs—Real Estate Investment Trust
SPDR—Standard & Poor’s Depositary Receipts
UTS—Unit Trust Security
Q—Quarterly payment frequency for swaps

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $722,948 and 0.2% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $7,570,088; cash collateral of $7,884,057 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2019.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(p)	Interest rate not available as of July 31, 2019.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at July 31, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
16	2 Year U.S. Treasury Notes	Sep. 2019	$3,430,500	$ 6,792
9	5 Year U.S. Treasury Notes	Sep. 2019	1,057,992	10,872
1	20 Year U.S. Treasury Bonds	Sep. 2019	155,594	4,186
				21,850

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Futures contracts outstanding at July 31, 2019 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
4	10 Year U.S. Treasury Notes	Sep. 2019	$ 509,687	$ 16,437
2	30 Year U.S. Ultra Treasury Bonds	Sep. 2019	355,125	(16,104)
				333
				$ 22,183
Forward foreign currency exchange contracts outstanding at July 31, 2019:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Argentine Peso,
Expiring 08/20/19	BNP Paribas S.A.	ARS	1,640	$ 37,515	$ 36,337	$ —	$ (1,178)
Expiring 08/20/19	Goldman Sachs International	ARS	1,577	36,056	34,944	—	(1,112)
Expiring 08/28/19	BNP Paribas S.A.	ARS	4,616	102,543	101,080	—	(1,463)
Expiring 08/28/19	Citibank, N.A.	ARS	2,816	62,863	61,663	—	(1,200)
Australian Dollar,
Expiring 10/22/19	Barclays Bank PLC	AUD	508	358,318	348,410	—	(9,908)
Expiring 10/22/19	Morgan Stanley & Co. International PLC	AUD	135	94,736	92,557	—	(2,179)
Brazilian Real,
Expiring 08/02/19	BNP Paribas S.A.	BRL	532	141,132	139,492	—	(1,640)
Expiring 08/02/19	Morgan Stanley & Co. International PLC	BRL	1,499	398,032	392,621	—	(5,411)
Chilean Peso,
Expiring 09/23/19	Citibank, N.A.	CLP	58,543	86,000	83,182	—	(2,818)
Expiring 09/23/19	UBS AG	CLP	57,058	83,500	81,071	—	(2,429)
Chinese Renminbi,
Expiring 10/25/19	HSBC Bank USA, N.A.	CNH	1,048	152,000	151,587	—	(413)
Expiring 10/25/19	HSBC Bank USA, N.A.	CNH	996	145,000	144,144	—	(856)
Expiring 10/25/19	HSBC Bank USA, N.A.	CNH	874	127,000	126,431	—	(569)
Expiring 10/25/19	HSBC Bank USA, N.A.	CNH	599	87,000	86,636	—	(364)
Expiring 10/25/19	HSBC Bank USA, N.A.	CNH	544	79,000	78,630	—	(370)
Expiring 10/25/19	Morgan Stanley & Co. International PLC	CNH	826	120,000	119,552	—	(448)
Expiring 05/14/21	Citibank, N.A.	CNH	2,567	367,933	366,276	—	(1,657)
Colombian Peso,
Expiring 09/18/19	Barclays Bank PLC	COP	276,060	86,000	83,883	—	(2,117)
Expiring 09/18/19	Barclays Bank PLC	COP	215,084	67,050	65,355	—	(1,695)
Expiring 09/18/19	BNP Paribas S.A.	COP	270,311	81,675	82,136	461	—

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 09/18/19	BNP Paribas S.A.	COP	193,795	$ 60,500	$ 58,886	$ —	$ (1,614)
Expiring 09/18/19	BNP Paribas S.A.	COP	192,865	56,700	58,603	1,903	—
Expiring 09/18/19	Citibank, N.A.	COP	242,063	75,000	73,552	—	(1,448)
Expiring 09/18/19	Citibank, N.A.	COP	143,484	43,434	43,599	165	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	COP	333,788	98,000	101,424	3,424	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	COP	302,311	94,456	91,859	—	(2,597)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	COP	269,124	82,000	81,775	—	(225)
Expiring 09/18/19	UBS AG	COP	312,785	94,000	95,042	1,042	—
Czech Koruna,
Expiring 10/18/19	HSBC Bank USA, N.A.	CZK	1,771	78,000	76,386	—	(1,614)
Expiring 10/18/19	Morgan Stanley & Co. International PLC	CZK	6,641	291,884	286,372	—	(5,512)
Egyptian Pound,
Expiring 09/18/19	Citibank, N.A.	EGP	1,209	66,120	72,116	5,996	—
Expiring 10/01/19	Citibank, N.A.	EGP	3,540	192,400	210,510	18,110	—
Expiring 10/08/19	Citibank, N.A.	EGP	674	37,100	39,971	2,871	—
Expiring 11/27/19	Citibank, N.A.	EGP	587	34,046	34,348	302	—
Expiring 11/27/19	Citibank, N.A.	EGP	382	22,164	22,354	190	—
Expiring 01/21/20	Citibank, N.A.	EGP	302	17,277	17,391	114	—
Expiring 01/30/20	Citibank, N.A.	EGP	737	42,282	42,386	104	—
Hungarian Forint,
Expiring 10/18/19	Barclays Bank PLC	HUF	7,081	24,513	24,151	—	(362)
Indian Rupee,
Expiring 09/18/19	Bank of America, N.A.	INR	6,139	88,643	88,788	145	—
Expiring 09/18/19	Barclays Bank PLC	INR	6,475	92,000	93,647	1,647	—
Expiring 09/18/19	Citibank, N.A.	INR	7,060	102,432	102,116	—	(316)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	INR	6,126	87,501	88,606	1,105	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	INR	6,113	87,025	88,420	1,395	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	INR	44,086	627,430	637,667	10,237	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	INR	13,316	189,880	192,607	2,727	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	INR	13,171	188,000	190,510	2,510	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	INR	8,421	120,000	121,796	1,796	—

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 09/18/19	Morgan Stanley & Co. International PLC	INR	7,792	$ 111,000	$ 112,707	$ 1,707	$ —
Indonesian Rupiah,
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	6,235,647	419,922	442,487	22,565	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	3,550,322	239,159	251,933	12,774	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	3,550,322	239,968	251,934	11,966	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	1,151,362	82,000	81,702	—	(298)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	IDR	1,843,262	131,000	130,799	—	(201)
Israeli Shekel,
Expiring 08/26/19	Citibank, N.A.	ILS	286	82,000	81,503	—	(497)
Expiring 08/26/19	Citibank, N.A.	ILS	254	72,000	72,500	500	—
Japanese Yen,
Expiring 10/18/19	Bank of America, N.A.	JPY	11,710	108,924	108,290	—	(634)
Expiring 10/18/19	Citibank, N.A.	JPY	10,336	95,606	95,580	—	(26)
Mexican Peso,
Expiring 09/18/19	Citibank, N.A.	MXN	1,708	87,631	88,395	764	—
Expiring 09/18/19	Citibank, N.A.	MXN	1,705	88,643	88,241	—	(402)
Expiring 09/18/19	Goldman Sachs International	MXN	9,744	487,363	504,335	16,972	—
Expiring 09/18/19	Goldman Sachs International	MXN	2,466	128,000	127,657	—	(343)
Expiring 09/18/19	HSBC Bank USA, N.A.	MXN	1,160	60,130	60,038	—	(92)
New Taiwanese Dollar,
Expiring 09/18/19	HSBC Bank USA, N.A.	TWD	3,171	102,000	102,243	243	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	26,492	839,020	854,277	15,257	—
Expiring 09/18/19	UBS AG	TWD	2,383	77,000	76,851	—	(149)
Peruvian Nuevo Sol,
Expiring 09/18/19	BNP Paribas S.A.	PEN	2,769	822,867	836,168	13,301	—
Philippine Peso,
Expiring 09/18/19	Barclays Bank PLC	PHP	4,671	91,000	91,629	629	—
Expiring 09/18/19	Citibank, N.A.	PHP	6,029	118,000	118,260	260	—
Expiring 09/18/19	Citibank, N.A.	PHP	4,646	91,000	91,129	129	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	PHP	4,794	93,000	94,035	1,035	—

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	PHP	1,882	$ 35,999	$ 36,912	$ 913	$ —
Polish Zloty,
Expiring 10/18/19	Citibank, N.A.	PLN	419	111,000	108,420	—	(2,580)
Expiring 10/18/19	Morgan Stanley & Co. International PLC	PLN	652	172,116	168,438	—	(3,678)
Russian Ruble,
Expiring 09/18/19	Bank of America, N.A.	RUB	5,098	78,000	79,554	1,554	—
Expiring 09/18/19	Barclays Bank PLC	RUB	5,609	85,858	87,537	1,679	—
Expiring 09/18/19	Barclays Bank PLC	RUB	4,632	73,000	72,287	—	(713)
Expiring 09/18/19	Citibank, N.A.	RUB	4,689	73,939	73,176	—	(763)
Expiring 09/18/19	Citibank, N.A.	RUB	4,460	70,001	69,609	—	(392)
Expiring 09/18/19	Citibank, N.A.	RUB	4,457	70,029	69,561	—	(468)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	RUB	49,860	753,180	778,104	24,924	—
Singapore Dollar,
Expiring 09/18/19	Barclays Bank PLC	SGD	97	72,000	70,835	—	(1,165)
Expiring 09/18/19	BNP Paribas S.A.	SGD	106	77,920	77,124	—	(796)
Expiring 09/18/19	Citibank, N.A.	SGD	225	165,173	163,787	—	(1,386)
Expiring 09/18/19	Citibank, N.A.	SGD	161	117,000	117,186	186	—
Expiring 09/18/19	Citibank, N.A.	SGD	134	98,000	97,658	—	(342)
Expiring 09/18/19	HSBC Bank USA, N.A.	SGD	149	110,000	108,453	—	(1,547)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	SGD	200	148,000	145,773	—	(2,227)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	SGD	165	121,702	120,431	—	(1,271)
Expiring 09/18/19	UBS AG	SGD	246	182,000	179,248	—	(2,752)
Expiring 09/18/19	UBS AG	SGD	217	159,000	157,908	—	(1,092)
Expiring 09/18/19	UBS AG	SGD	193	143,000	140,754	—	(2,246)
Expiring 09/18/19	UBS AG	SGD	168	124,000	122,390	—	(1,610)
Expiring 09/18/19	UBS AG	SGD	166	122,000	120,751	—	(1,249)
Expiring 09/18/19	UBS AG	SGD	134	98,000	97,498	—	(502)
Expiring 09/18/19	UBS AG	SGD	132	97,000	96,208	—	(792)
Expiring 09/18/19	UBS AG	SGD	120	89,000	87,583	—	(1,417)
South African Rand,
Expiring 09/18/19	Barclays Bank PLC	ZAR	1,415	94,000	98,068	4,068	—
Expiring 09/18/19	Barclays Bank PLC	ZAR	560	38,675	38,816	141	—
Expiring 09/18/19	Citibank, N.A.	ZAR	1,652	109,100	114,456	5,356	—
Expiring 09/18/19	Citibank, N.A.	ZAR	1,629	112,500	112,877	377	—
Expiring 09/18/19	Citibank, N.A.	ZAR	1,320	94,386	91,468	—	(2,918)
Expiring 09/18/19	Citibank, N.A.	ZAR	1,262	88,432	87,482	—	(950)

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 09/18/19	Morgan Stanley & Co. International PLC	ZAR	3,220	$ 229,339	$ 223,181	$ —	$ (6,158)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	ZAR	1,758	122,000	121,847	—	(153)
Expiring 09/18/19	UBS AG	ZAR	1,509	100,000	104,602	4,602	—
South Korean Won,
Expiring 09/18/19	Citibank, N.A.	KRW	50,131	42,765	42,437	—	(328)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	KRW	116,582	99,000	98,689	—	(311)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	KRW	104,927	89,000	88,822	—	(178)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	220,239	187,000	186,436	—	(564)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	168,778	143,000	142,874	—	(126)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	135,041	115,000	114,315	—	(685)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	117,707	100,000	99,641	—	(359)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	115,483	100,000	97,758	—	(2,242)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	101,207	87,000	85,674	—	(1,326)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	98,767	84,000	83,608	—	(392)
Thai Baht,
Expiring 08/09/19	Citibank, N.A.	THB	15,783	496,592	513,284	16,692	—
Expiring 08/09/19	Citibank, N.A.	THB	4,274	134,000	138,989	4,989	—
Expiring 08/09/19	Citibank, N.A.	THB	3,971	129,000	129,130	130	—
Expiring 08/09/19	Citibank, N.A.	THB	2,703	88,000	87,909	—	(91)
Expiring 08/09/19	Citibank, N.A.	THB	2,414	79,000	78,502	—	(498)
Expiring 08/09/19	JPMorgan Chase Bank, N.A.	THB	15,783	494,624	513,284	18,660	—
Expiring 08/09/19	JPMorgan Chase Bank, N.A.	THB	5,227	163,000	169,982	6,982	—
Turkish Lira,
Expiring 09/18/19	Barclays Bank PLC	TRY	683	110,000	120,015	10,015	—
Expiring 09/18/19	Barclays Bank PLC	TRY	540	91,000	94,894	3,894	—
Expiring 09/18/19	Barclays Bank PLC	TRY	536	92,000	94,253	2,253	—
Expiring 09/18/19	Barclays Bank PLC	TRY	459	81,000	80,668	—	(332)
Expiring 09/18/19	Citibank, N.A.	TRY	591	99,200	103,866	4,666	—
Expiring 09/18/19	Citibank, N.A.	TRY	394	64,439	69,299	4,860	—

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 09/18/19	HSBC Bank USA, N.A.	TRY	553	$ 85,000	$ 97,157	$ 12,157	$ —
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TRY	444	75,509	77,986	2,477	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TRY	821	134,000	144,208	10,208	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TRY	542	82,000	95,279	13,279	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TRY	517	88,207	90,831	2,624	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TRY	413	70,645	72,635	1,990	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TRY	303	49,500	53,265	3,765	—
				$18,562,203	$18,779,234	317,787	(100,756)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 08/02/19	Goldman Sachs International	BRL	2,031	$ 528,739	$ 532,113	$ —	$ (3,374)
Expiring 10/02/19	Morgan Stanley & Co. International PLC	BRL	1,499	395,960	390,721	5,239	—
Canadian Dollar,
Expiring 10/22/19	Barclays Bank PLC	CAD	250	191,520	189,338	2,182	—
Chilean Peso,
Expiring 09/23/19	BNP Paribas S.A.	CLP	71,144	102,000	101,085	915	—
Expiring 09/23/19	BNP Paribas S.A.	CLP	47,557	69,950	67,572	2,378	—
Expiring 09/23/19	Citibank, N.A.	CLP	526,870	758,403	748,608	9,795	—
Expiring 09/23/19	Citibank, N.A.	CLP	71,571	105,362	101,692	3,670	—
Expiring 09/23/19	Citibank, N.A.	CLP	66,827	95,543	94,952	591	—
Expiring 09/23/19	Citibank, N.A.	CLP	53,494	78,335	76,008	2,327	—
Expiring 09/23/19	Citibank, N.A.	CLP	52,588	77,029	74,720	2,309	—
Expiring 09/23/19	JPMorgan Chase Bank, N.A.	CLP	66,069	95,380	93,874	1,506	—
Expiring 09/23/19	JPMorgan Chase Bank, N.A.	CLP	54,196	80,000	77,005	2,995	—
Expiring 09/23/19	Morgan Stanley & Co. International PLC	CLP	48,239	70,645	68,541	2,104	—

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi,
Expiring 10/25/19	JPMorgan Chase Bank, N.A.	CNH	4,013	$ 583,225	$ 580,564	$ 2,661	$ —
Expiring 05/14/21	JPMorgan Chase Bank, N.A.	CNH	2,567	368,530	366,276	2,254	—
Colombian Peso,
Expiring 09/18/19	Citibank, N.A.	COP	1,459,968	440,336	443,622	—	(3,286)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	COP	1,459,968	441,946	443,622	—	(1,676)
Czech Koruna,
Expiring 10/18/19	Barclays Bank PLC	CZK	2,950	129,000	127,198	1,802	—
Euro,
Expiring 10/18/19	Barclays Bank PLC	EUR	144	161,650	160,291	1,359	—
Expiring 10/18/19	Goldman Sachs International	EUR	208	233,724	232,246	1,478	—
Expiring 10/18/19	HSBC Bank USA, N.A.	EUR	1,834	2,072,479	2,043,006	29,473	—
Expiring 10/18/19	JPMorgan Chase Bank, N.A.	EUR	35	40,009	39,435	574	—
Expiring 10/18/19	Morgan Stanley & Co. International PLC	EUR	456	511,200	508,011	3,189	—
Expiring 10/18/19	UBS AG	EUR	1,834	2,072,235	2,043,005	29,230	—
Indian Rupee,
Expiring 09/18/19	Credit Suisse International	INR	6,478	94,000	93,705	295	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	INR	8,598	124,000	124,364	—	(364)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	INR	7,675	111,000	111,013	—	(13)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	INR	7,020	100,000	101,538	—	(1,538)
Indonesian Rupiah,
Expiring 09/18/19	Barclays Bank PLC	IDR	1,649,520	116,000	117,051	—	(1,051)
Expiring 09/18/19	Barclays Bank PLC	IDR	1,047,418	73,503	74,326	—	(823)
Expiring 09/18/19	Barclays Bank PLC	IDR	774,917	54,437	54,989	—	(552)
Expiring 09/18/19	Citibank, N.A.	IDR	2,187,515	155,000	155,228	—	(228)
Expiring 09/18/19	Citibank, N.A.	IDR	626,701	44,139	44,471	—	(332)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	2,511,960	173,000	178,251	—	(5,251)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	2,068,066	143,000	146,751	—	(3,751)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	1,955,678	135,000	138,776	—	(3,776)

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	1,813,482	$ 126,600	$ 128,686	$ —	$ (2,086)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	1,612,623	113,000	114,433	—	(1,433)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	1,482,927	102,000	105,230	—	(3,230)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	1,434,807	99,000	101,815	—	(2,815)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	1,372,693	95,000	97,407	—	(2,407)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	1,158,260	81,000	82,191	—	(1,191)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	680,585	47,646	48,295	—	(649)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	626,312	43,000	44,444	—	(1,444)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	IDR	1,404,830	98,000	99,688	—	(1,688)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	IDR	935,121	64,447	66,357	—	(1,910)
Israeli Shekel,
Expiring 08/26/19	Bank of America, N.A.	ILS	1,459	412,829	416,088	—	(3,259)
Mexican Peso,
Expiring 09/18/19	Citibank, N.A.	MXN	1,392	72,000	72,042	—	(42)
Expiring 09/18/19	Citibank, N.A.	MXN	974	48,500	50,388	—	(1,888)
Expiring 09/18/19	UBS AG	MXN	2,150	112,000	111,277	723	—
Expiring 09/18/19	UBS AG	MXN	1,449	75,000	75,000	—	—
New Taiwanese Dollar,
Expiring 09/18/19	Barclays Bank PLC	TWD	8,359	271,000	269,545	1,455	—
Expiring 09/18/19	Barclays Bank PLC	TWD	7,144	231,000	230,366	634	—
Expiring 09/18/19	Barclays Bank PLC	TWD	5,125	164,000	165,253	—	(1,253)
Expiring 09/18/19	Citibank, N.A.	TWD	5,041	163,000	162,558	442	—
Expiring 09/18/19	Citibank, N.A.	TWD	2,821	91,000	90,983	17	—
Expiring 09/18/19	Citibank, N.A.	TWD	2,111	68,274	68,075	199	—
Expiring 09/18/19	Goldman Sachs International	TWD	5,610	181,000	180,906	94	—
Expiring 09/18/19	HSBC Bank USA, N.A.	TWD	3,220	104,000	103,829	171	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	8,662	280,000	279,313	687	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	7,696	249,000	248,168	832	—

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	7,471	$ 241,000	$ 240,914	$ 86	$ —
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	7,015	222,000	226,223	—	(4,223)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	5,083	162,000	163,897	—	(1,897)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	2,705	87,501	87,216	285	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	927	29,493	29,900	—	(407)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TWD	7,803	253,000	251,630	1,370	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TWD	7,042	228,000	227,066	934	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TWD	6,290	203,000	202,829	171	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TWD	5,976	193,000	192,719	281	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TWD	3,321	106,000	107,075	—	(1,075)
New Zealand Dollar,
Expiring 10/22/19	JPMorgan Chase Bank, N.A.	NZD	144	95,606	94,605	1,001	—
Expiring 10/22/19	Morgan Stanley & Co. International PLC	NZD	141	95,086	93,063	2,023	—
Peruvian Nuevo Sol,
Expiring 09/18/19	Barclays Bank PLC	PEN	258	76,766	77,775	—	(1,009)
Expiring 09/18/19	BNP Paribas S.A.	PEN	593	180,000	179,151	849	—
Expiring 09/18/19	BNP Paribas S.A.	PEN	426	127,000	128,550	—	(1,550)
Expiring 09/18/19	BNP Paribas S.A.	PEN	295	88,000	89,090	—	(1,090)
Expiring 09/18/19	BNP Paribas S.A.	PEN	268	80,000	80,888	—	(888)
Expiring 09/18/19	BNP Paribas S.A.	PEN	260	79,000	78,652	348	—
Expiring 09/18/19	BNP Paribas S.A.	PEN	238	71,000	71,933	—	(933)
Philippine Peso,
Expiring 09/18/19	Barclays Bank PLC	PHP	6,106	117,000	119,783	—	(2,783)
Expiring 09/18/19	Barclays Bank PLC	PHP	5,911	113,000	115,954	—	(2,954)
Expiring 09/18/19	Barclays Bank PLC	PHP	3,928	75,000	77,062	—	(2,062)
Expiring 09/18/19	Citibank, N.A.	PHP	4,826	94,000	94,678	—	(678)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	PHP	6,972	135,000	136,768	—	(1,768)
Russian Ruble,
Expiring 09/18/19	Barclays Bank PLC	RUB	5,143	77,835	80,268	—	(2,433)

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar,
Expiring 09/18/19	Bank of America, N.A.	SGD	236	$ 172,000	$ 172,077	$ —	$ (77)
Expiring 09/18/19	Bank of America, N.A.	SGD	161	117,000	117,470	—	(470)
Expiring 09/18/19	BNP Paribas S.A.	SGD	144	106,000	104,935	1,065	—
Expiring 09/18/19	Citibank, N.A.	SGD	167	123,000	121,964	1,036	—
Expiring 09/18/19	Citibank, N.A.	SGD	101	73,914	73,557	357	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	SGD	506	371,585	368,753	2,832	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	SGD	186	137,000	135,422	1,578	—
Expiring 09/18/19	UBS AG	SGD	182	133,000	132,326	674	—
Expiring 09/18/19	UBS AG	SGD	144	106,000	104,995	1,005	—
South African Rand,
Expiring 09/18/19	Barclays Bank PLC	ZAR	6,193	411,807	429,165	—	(17,358)
Expiring 09/18/19	Barclays Bank PLC	ZAR	2,287	158,590	158,488	102	—
Expiring 09/18/19	Citibank, N.A.	ZAR	593	42,282	41,093	1,189	—
South Korean Won,
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	84,415	72,000	71,459	541	—
Expiring 09/18/19	UBS AG	KRW	212,912	181,194	180,234	960	—
Swiss Franc,
Expiring 10/18/19	Bank of America, N.A.	CHF	279	285,420	283,051	2,369	—
Thai Baht,
Expiring 08/09/19	Citibank, N.A.	THB	6,197	197,000	201,543	—	(4,543)
Expiring 08/09/19	Citibank, N.A.	THB	6,149	195,000	199,985	—	(4,985)
Expiring 08/09/19	Citibank, N.A.	THB	5,658	178,000	184,018	—	(6,018)
Expiring 08/09/19	Citibank, N.A.	THB	5,109	163,000	166,152	—	(3,152)
Expiring 08/09/19	Citibank, N.A.	THB	4,103	131,000	133,433	—	(2,433)
Expiring 08/09/19	Citibank, N.A.	THB	2,780	89,000	90,414	—	(1,414)
Expiring 08/09/19	Citibank, N.A.	THB	2,527	80,722	82,173	—	(1,451)
Expiring 08/09/19	Citibank, N.A.	THB	2,410	77,000	78,384	—	(1,384)
Expiring 08/09/19	JPMorgan Chase Bank, N.A.	THB	5,884	184,000	191,359	—	(7,359)
Expiring 08/09/19	JPMorgan Chase Bank, N.A.	THB	5,825	183,000	189,449	—	(6,449)
Expiring 08/09/19	JPMorgan Chase Bank, N.A.	THB	2,813	89,000	91,475	—	(2,475)
Turkish Lira,
Expiring 09/18/19	BNP Paribas S.A.	TRY	428	68,802	75,170	—	(6,368)
Expiring 09/18/19	Citibank, N.A.	TRY	4,690	697,287	824,196	—	(126,909)

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 09/18/19	Citibank, N.A.	TRY	293	$ 45,507	$ 51,543	$ —	$ (6,036)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TRY	538	95,550	94,633	917	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TRY	303	45,017	53,246	—	(8,229)
				$22,657,539	$22,806,156	135,553	(284,170)
						$453,340	$(384,926)
Cross currency exchange contracts outstanding at July 31, 2019:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
10/18/19	Buy	CHF	141	EUR	128	$268	$—	Citibank, N.A.
10/18/19	Buy	HUF	2,208	EUR	7	—	(7)	UBS AG
						$268	$ (7)
Credit default swap agreements outstanding at July 31, 2019:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at July 31, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.HY.32.V1	06/20/24	5.000%(Q)	2,970	$(207,405)	$(239,399)	$(31,994)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).